Supplemental Cash Flow Information (Narrative) (Details)	6 Months Ended	12 Months Ended
	Mar. 31, 2014 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CAD
Supplemental Cash Flow Information 1		$ 100,000
Supplemental Cash Flow Information 2		87,865
Supplemental Cash Flow Information 3			86,677
Supplemental Cash Flow Information 4		28,017
Supplemental Cash Flow Information 5			27,639
Supplemental Cash Flow Information 6		4,208,910	4,208,910
Supplemental Cash Flow Information 7		$ 1.02
Supplemental Cash Flow Information 8		549,000
Supplemental Cash Flow Information 9		26,058
Supplemental Cash Flow Information 10		1,108,506
Supplemental Cash Flow Information 11		$ 0.75
Supplemental Cash Flow Information 12		11,449
Supplemental Cash Flow Information 13		1,472,208
Supplemental Cash Flow Information 14		544,667	544,667
Supplemental Cash Flow Information 15		$ 1.918
Supplemental Cash Flow Information 16		272,333
Supplemental Cash Flow Information 17		22,333
Supplemental Cash Flow Information 18		2,155,846	2,155,846
Supplemental Cash Flow Information 19		$ 1.918
Supplemental Cash Flow Information 20		1,077,923
Supplemental Cash Flow Information 21		30,034
Supplemental Cash Flow Information 22		$ 0.75
Supplemental Cash Flow Information 23		3,829,333
Supplemental Cash Flow Information 24		75,000	75,000
Supplemental Cash Flow Information 25		$ 1.00
Supplemental Cash Flow Information 26		75,000
Supplemental Cash Flow Information 1	221,000
Supplemental Cash Flow Information 2	$ 212,292